Concentrations	9 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
Concentrations
19.	Concentrations

Customers

For the nine months ended September 30, 2025, the Company had 5 key customers that represented approximately 75% of the Company’s revenue. The Company recorded 23% of its revenue from its largest customers. The Company’s largest customer, representing $66,393 of revenue, relates to machining of casting work performed for a customer during the period.

Nine Months Ended September 30, 2025
Customer 1	23%
Customer 2	15%
Customer 3	14%
Customer 4	13%
Customer 5	11%
76%

Suppliers

During the nine months ended September 30, 2025, the Company had 2 key suppliers that represented approximately 28% of the cost incurred in the purchase and production of inventory. The table below represents a breakdown of each supplier as a percentage of the cost incurred. (Suppliers are shown from largest to smallest):

Nine Months Ended September 30, 2025
Supplier 1	17%
Supplier 2	11%
28%

The Company continually evaluates the performance of its suppliers and the availability of alternatives to substitute or supplement its inventory production supply chain. The Company believes that a breakdown in supply from one of its key suppliers would be overcome in a short amount of time given the availability of alternatives.